Property, Plant and Equipment (Details) (USD $)							12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Land and improvements [Member] Successor [Member]	Dec. 31, 2011 Land and improvements [Member] Successor [Member]	Dec. 31, 2012 Land and improvements [Member] Maximum [Member]	Dec. 31, 2012 Land and improvements [Member] Minimum [Member]	Dec. 31, 2012 Building and improvements [Member] Successor [Member]	Dec. 31, 2011 Building and improvements [Member] Successor [Member]	Dec. 31, 2012 Building and improvements [Member] Maximum [Member]	Dec. 31, 2012 Building and improvements [Member] Minimum [Member]	Dec. 31, 2012 Equipment [Member] Successor [Member]	Dec. 31, 2011 Equipment [Member] Successor [Member]	Dec. 31, 2012 Equipment [Member] Maximum [Member]	Dec. 31, 2012 Equipment [Member] Minimum [Member]
Property, plant and equipment
Property, Plant and Equipment, Depreciable Life							10 years	5 years			40 years	5 years			15 years	3 years
Property, Plant and Equipment, Gross			$ 215,300,000	$ 181,900,000	$ 6,000,000	$ 7,100,000			$ 44,700,000	$ 44,300,000			$ 164,600,000	$ 130,500,000
Less accumulated depreciation			(55,100,000)	(28,900,000)
Property, Plant and Equipment, Net, Total	$ 160,174,000	$ 153,044,000	$ 160,174,000	$ 153,044,000